Related-Party Transaction	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related-Party Transaction

15.      RELATED-PARTY TRANSACTION

Dr. Michel Fattouche, a member of the Company’s Board of Directors, has provided consulting services to the Company. For the year ended December 31, 2015, consulting services have totaled $100 (year ended December 31, 2014 – $76) all of which had been paid as at year end.